SEGMENT REPORTING (Details) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Segment Reporting Information [Line Items]
Revenues	$ 11,644,392	$ 17,331,759
Cost of revenues	7,613,459	15,402,743
Gross profit	4,030,933	1,929,016
Depreciation and amortization	155,657	198,825
Total capital expenditures	203,252	67,116
Total assets	5,713,954	7,536,205
Shipping Agency Services [Member]
Segment Reporting Information [Line Items]
Revenues	7,523,983	17,331,759
Cost of revenues	6,010,058	15,402,743
Gross profit	1,513,925	1,929,016
Depreciation and amortization	120,095	198,825
Total capital expenditures	192,434	67,116
Total assets	3,094,804	7,536,205
Shipping & Chartering Services [Member]
Segment Reporting Information [Line Items]
Revenues	1,937,196	0
Cost of revenues	1,291,048	0
Gross profit	646,148	0
Depreciation and amortization	875	0
Total capital expenditures	0	0
Total assets	425,410	0
Inland Transportation Management Services [Member]
Segment Reporting Information [Line Items]
Revenues	2,183,213	0
Cost of revenues	312,353	0
Gross profit	1,870,860	0
Depreciation and amortization	34,687	0
Total capital expenditures	10,818	0
Total assets	$ 2,193,740	$ 0